Nature of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Vessel
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of drillships operated under customer contracts	8
Asset under Construction
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of drillships	1